Accumulated Other Comprehensive Loss - Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Components of other comprehensive income
Balance at the beginning of the period	$ 588,000,000	$ 597,000,000	$ 624,000,000	$ 664,000,000	$ 659,000,000	$ 673,000,000	$ 624,000,000	$ 673,000,000
Other comprehensive (loss) income before reclassifications, gross							(21,000,000)	28,000,000
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							5,000,000	10,000,000
Tax expense							0	0
Total other comprehensive (loss) income, net of tax	(21,000,000)	12,000,000	(7,000,000)	39,000,000	22,000,000	(23,000,000)	(16,000,000)	38,000,000
Balance at the end of the period	521,000,000	588,000,000	597,000,000	663,000,000	664,000,000	659,000,000	521,000,000	663,000,000
Foreign currency translation adjustment
Components of other comprehensive income
Balance at the beginning of the period			(19,000,000)			(97,000,000)	(19,000,000)	(97,000,000)
Other comprehensive (loss) income before reclassifications, gross							(30,000,000)	29,000,000
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive (loss) income, net of tax							(30,000,000)	29,000,000
Balance at the end of the period	(49,000,000)			(68,000,000)			(49,000,000)	(68,000,000)
AOCI tax	0			0			0	0	$ 0	$ 0
Pension and other postretirement benefits adjustments net of tax
Components of other comprehensive income
Balance at the beginning of the period			(306,000,000)			(295,000,000)	(306,000,000)	(295,000,000)
Other comprehensive (loss) income before reclassifications, gross							0	0
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							5,000,000	10,000,000
Tax expense							0	0
Total other comprehensive (loss) income, net of tax							5,000,000	10,000,000
Balance at the end of the period	(301,000,000)			(285,000,000)			(301,000,000)	(285,000,000)
AOCI tax	50,000,000			50,000,000			50,000,000	50,000,000	$ 50,000,000	$ 50,000,000
Accumulated other comprehensive income of unconsolidated affiliates
Components of other comprehensive income
Balance at the beginning of the period			(5,000,000)			(5,000,000)	(5,000,000)	(5,000,000)
Other comprehensive (loss) income before reclassifications, gross							0	0
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive (loss) income, net of tax							0	0
Balance at the end of the period	(5,000,000)			(5,000,000)			(5,000,000)	(5,000,000)
Hedging instruments
Components of other comprehensive income
Balance at the beginning of the period			1,000,000			12,000,000	1,000,000	12,000,000
Other comprehensive (loss) income before reclassifications, gross							9,000,000	(1,000,000)
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive (loss) income, net of tax							9,000,000	(1,000,000)
Balance at the end of the period	10,000,000			11,000,000			10,000,000	11,000,000
Total
Components of other comprehensive income
Balance at the beginning of the period			(329,000,000)			(385,000,000)	(329,000,000)	(385,000,000)
Other comprehensive (loss) income before reclassifications, gross							(21,000,000)	28,000,000
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							5,000,000	10,000,000
Tax expense							0	0
Total other comprehensive (loss) income, net of tax							(16,000,000)	38,000,000
Balance at the end of the period	(345,000,000)			(347,000,000)			(345,000,000)	(347,000,000)
Amounts attributable to noncontrolling interests
Components of other comprehensive income
Balance at the beginning of the period			0			0	0	0
Other comprehensive (loss) income before reclassifications, gross							0	0
Tax expense							0	0
Amounts reclassified from accumulated other comprehensive loss, gross							0	0
Tax expense							0	0
Total other comprehensive (loss) income, net of tax							0	0
Balance at the end of the period	0			0			0	0
Amounts attributable to Venator
Components of other comprehensive income
Balance at the beginning of the period	(324,000,000)	(336,000,000)	(329,000,000)	(386,000,000)	(408,000,000)	(385,000,000)	(329,000,000)	(385,000,000)
Total other comprehensive (loss) income, net of tax	(21,000,000)	12,000,000	(7,000,000)	39,000,000	22,000,000	(23,000,000)
Balance at the end of the period	$ (345,000,000)	$ (324,000,000)	$ (336,000,000)	$ (347,000,000)	$ (386,000,000)	$ (408,000,000)	$ (345,000,000)	$ (347,000,000)